Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
The following table summarizes stock option activity of employees and directors for the year ended December 31, 2018.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2018	162,392	$9.45
Granted	124,000	$22.15
Exercised	(5,820)	$9.23
Expired/terminated	(4,368)	$9.42
10% Stock dividend adjustment	15,380	$8.59
Outstanding at December 31, 2018:	291,584	$14.36	8.2	$1,674,894
Exercisable at December 31, 2018:	65,119	$8.59	7.1	$650,823